Note 7 - Property and Equipment, Net (Details Textual) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Depreciation, Depletion and Amortization, Nonproduction, Total	€ 1,153,000	€ 843,000	€ 683,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance	7,672,000	7,732,000
Assets Held under Capital Leases [Member]
Depreciation, Depletion and Amortization, Nonproduction, Total	218,000	164,000	207,000
Capital Leased Assets, Gross, Total	2,081,000	2,220,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance	2,018,000	2,129,000
Vehicles, Office and IT Equipment Held Under Capital Leases [Member]
Capital Leased Assets, Gross, Total	981,000	743,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance	528,000	462,000
Equipment Leased to Other Party [Member]
Depreciation, Depletion and Amortization, Nonproduction, Total	24,000	2,000	€ 0
Capital Leased Assets, Gross, Total	474,000	138,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance	€ 27,000	€ 2,000